As filed with the Securities and Exchange Commission on November 28, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
 (Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
 (Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
 (Name and address of agent for service)

(908) 378-2882
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 92.6%
Asset Management & Custody Banks - 8.4%
258,089	Aurelius SE (Germany)	$16,288,028
157,990	Eurazeo SA (France)	9,165,014
215,943	Mutares AG (Germany)[2]	3,260,286
		28,713,328
Casinos & Gaming - 2.8%
319,000	Universal Entertainment Corp. (Japan)[2]	9,409,092

Construction & Engineering - 6.3%
105,555	Compagnie d'Enterprises CFE (Belgium)	11,602,642
50,133	Ackermans & van Haaren NV (Belgium)	6,642,613
1,336,144	Maire Tecnimont SpA (Italy)	3,305,125
		21,550,380
Consumer Finance - 2.8%
5,552,706	B2Holding ASA (Norway)*[2]	9,515,432

Diversified Telecommunication Services - 6.7%
15,112,487	Telecom Italia SpA (Italy)*[2]	12,545,780
1,222,667	AINMT AS (Norway)*	10,399,689
		22,945,469
Education Services - 1.7%
7,495,260	K1 Ventures Ltd. (Singapore)*	5,386,342

Food Products - 1.8%
345,988	Marine Harvest ASA (Norway)	6,193,041

General Merchandise Stores - 1.2%
278,157	Retail Holdings NV (Hong Kong)*[3]	4,102,816

Health Care Providers & Services - 6.2%
1,007,599	Fagron (Belgium)*[2]	10,947,660
379,979	Lifco AB (Sweden)*	10,280,357
		21,228,017
Hotels, Restaurants & Leisure - 2.2%
22,046,260	Codere SA (Spain)*[2]	7,504,035

Industrial Conglomerates - 11.4%
3,961,766	Bolloré SA (France)[2]	13,774,213
279,010	EXOR SpA (Italy)[2]	11,299,060
606,600	CK Hutchinson Holdings Ltd (Hong Kong)	7,711,150
259,600	ThyssenKrupp AG (Germany)	6,188,243
		38,972,666
Insurance - 7.2%
457,231	NN Group NV (Netherlands)*	14,047,863
566,453	Ambac Financial Group, Inc. (United States)*[1]	10,417,071
		24,464,934
IT Services - 3.8%
167,497	Fidelity National Information Services, Inc. (United States)[1]	12,902,294

Life Sciences Tools & Services - 4.8%
3,237,054	Enzo Biochem, Inc. (United States)*[3]	16,476,605

Machinery - 3.0%
628,015	Manitowoc Foodservice, Inc. (United States)*[1]	10,186,403

Marine - 6.2%
	Scorpio Bulkers, Inc. (Monaco)*	11,012,124
500,093	Hapag-Lloyd AG (Germany)*[2]	10,274,999
		21,287,123
Media - 4.2%
712,500	Vivendi SA (France)	14,367,017

Oil, Gas & Consumable Fuels - 2.8%
535,068	Par Pacific Holdings, Inc. (United States)*	6,998,689
327,443	Euronav NV (Belgium)	2,505,692
		9,504,381
Real Estate Management & Development - 1.3%
892,805	Selvaag Bolig AS (Norway)	4,511,711

Road & Rail - 2.2%
1,161,707	Nobina AB (Sweden)*	7,380,173

Semiconductors & Semiconductor Equipment - 3.4%
442,010	Siltronic AG (Germany)*	11,676,008

Specialty Retail - 2.2%
792,921	Barnes & Noble Education, Inc. (United States)*[1]	7,588,254

TOTAL COMMON STOCKS
(Cost $281,826,777)		315,865,521

PREFERRED STOCK - 0.3%
Marine - 0.3%
51,680	Scorpio Bulkers, Inc. (Monaco)*	1,095,616

TOTAL PREFERRED STOCK
(Cost $902,420)		1,095,616

WARRANTS - 1.1%
Insurance - 1.1%
437,062	Ambac Financial Group, Inc., Expiration: April, 2023, Exercise Price $16.67 (United States)*	3,841,775

TOTAL WARRANTS
(Cost $4,638,583)		3,841,775

Contracts
CALL OPTIONS PURCHASED* - 0.2%
Hedges - 0.2%
2,550	iShares TIPS Bond ETF, Expiration: December, 2016, Strike Price $118.00 (United States)[4]	165,750
550	CurrencyShares Japanese Yen Trust, Expiration: March, 2017, Strike Price $97.00 (United States)[4]	130,625
300	iShares 20+ Year Treasury Bond ETF, Expiration: January, 2017, Strike Price $140.00 (United States)[4]	77,250
2,500	Financial Select Sector SPDR Fund, Expiration: January, 2017, Strike Price $25.00 (United States)[4]	72,500
450	SPDR Gold Shares, Expiration: December, 2016, Strike Price $131.00 (United States)[4]	67,950
400	CurrencyShares Swiss Franc Trust, Expiration: March, 2017, Strike Price $102.00 (United States)[4]	51,000
950	iShares TIPS Bond ETF, Expiration: December, 2016, Strike Price $117.00 (United States)[4]	49,875
410	iShares 20+ Year Treasury Bond ETF, Expiration: December, 2016, Strike Price $143.00 (United States)[4]	49,610
430	SPDR Gold Shares, Expiration: December, 2016, Strike Price $133.00 (United States)[4]	47,945
260	iShares 20+ Year Treasury Bond ETF, Expiration: December, 2016, Strike Price $141.00 (United States)[4]	44,850
440	CurrencyShares Swiss Franc Trust, Expiration: December, 2016, Strike Price $102.00 (United States)[4]	26,400
TOTAL CALL OPTIONS PURCHASED
(Cost $1,448,752)		783,755

PUT OPTIONS PURCHASED* - 0.6%
Hedges - 0.6%
930	SPDR S&P500 ETF Trust, Expiration: January, 2017, Strike Price $210.00 (United States)[4]	448,725
1,160	iShares Russell 2000 ETF, Expiration: January, 2017, Strike Price $118.00 (United States)[4]	367,720
1,930	CurrencyShares Euro Trust, Expiration: January, 2017, Strike Price $106.00 (United States)[4]	177,560
1,970	CurrencyShares Euro Trust, Expiration: December, 2016, Strike Price $107.00 (United States)[4]	172,375
1,790	iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: January, 2017, Strike Price $82.00 (United States)[4]	170,050

390		iShares Russell 2000 ETF, Expiration: January, 2017, Strike Price $120.00 (United States)[4]	145,470
320		SPDR S&P500 ETF Trust, Expiration: January, 2017, Strike Price $207.00 (United States)[4]	131,200
1,510		iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: January, 2017, Strike Price $81.00 (United States)[4]	115,515
490		iShares Silver Trust ETF, Expiration: March, 2017, Strike Price $18.00 (United States)[4]	54,880
700		CurrencyShares Euro Trust, Expiration: December, 2016, Strike Price $106.00 (United States)[4]	45,500
1,100		iShares Silver Trust ETF, Expiration: December, 2016, Strike Price $16.50 (United States)[4]	23,100
500		iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: December, 2016, Strike Price $81.00 (United States)[4]	23,000
TOTAL PUT OPTIONS PURCHASED
(Cost $2,540,590)			1,875,095

Shares
SHORT-TERM INVESTMENT - 3.5%
Money Market Fund - 3.5%
11,906,269		Invesco Treasury Portfolio-Institutional Class, 0.23%[5]	11,906,269
TOTAL SHORT-TERM INVESTMENT
(Cost $11,906,269)			11,906,269

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 5.1%
Money Market Fund - 5.1%
17,372,695		Dreyfus Government Cash Management-Investor Class, 0.32%[5]	17,372,695
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $17,372,695)			17,372,695

TOTAL INVESTMENTS IN SECURITIES - 103.4%
(Cost $320,636,086)			352,740,726
Liabilities in Excess of Other Assets - (3.4)%			(11,635,671)
TOTAL NET ASSETS - 100.0%			$341,105,055

Contracts			Value
SCHEDULE OF OPTIONS WRITTEN* - 0.1%
SCHEDULE OF CALL OPTIONS WRITTEN* - 0.0%^
500		iShares 20+ Year Treasury Bond ETF, Expiration: December, 2016, Strike Price $149.00 (United States)[4]	$19,500
TOTAL CALL OPTIONS WRITTEN
(Premiums Received $20,604)			19,500

SCHEDULE OF PUT OPTIONS WRITTEN* - 0.1%
930		SPDR S&P500 ETF Trust, Expiration: January, 2017, Strike Price $180.00 (United States)[4]	92,535
1,160		iShares Russell 2000 ETF, Expiration: January, 2017, Strike Price $100.00 (United States)[4]	82,940
200		iShares 20+ Year Treasury Bond ETF, Expiration: October, 2016, Strike Price $130.00 (United States)[4]	2,100
TOTAL PUT OPTIONS WRITTEN
(Premiums Received $260,502)			177,575

TOTAL OPTIONS WRITTEN (Premiums Received $281,106)			$197,075

Percentages are stated as a percent of net assets.
	*	Non-income producing security.
	^	Less than 0.1%
	[1]
All or a portion of this security was segregated as collateral for forward foreign currency contracts and written options.  Forward foreign currency contracts and written options are collateralized with fully paid securities and cash with a value of $13,644,498.

	[2]	All or portion of this security is on loan.
	[3]	Affiliated company as defined by the Investment Company Act of 1940.
	[4]	100 shares per contract.
	[5]	Seven-day yield as of September 30, 2016.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Country	Long Exposure
United States	29.4%
Germany	14.0%
France	10.9%
Belgium	9.3%
Norway	9.0%
Italy	8.0%
Sweden	5.2%
Netherlands	4.1%
Monaco	3.5%
Hong Kong	3.5%
Japan	2.7%
Spain	2.2%
Singapore	1.6%
Total	103.4%
Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows:

Cost of investments, including written options		$320,354,980
Gross unrealized appreciation		55,129,734
Gross unrealized depreciation		(22,941,063)
Net unrealized appreciation		$32,188,671

Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Evermore Global Value Fund
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Evermore Global Value Fund (the "Fund") utilizes various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement excercised in determining fair value is greatest for instruments catergorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2016 (see Schedule of Investments for industry breakout):

	Level 1	Level 2	Level 3	Total
Common Stocks
Asset Management & Custody Banks	$28,713,328	$–	$–	$28,713,328
Casinos & Gaming	9,409,092	–	–	9,409,092
Construction & Engineering	21,550,380	–	–	21,550,380
Consumer Finance	9,515,432	–	–	9,515,432
Diversified Telecommunication Services	12,545,780	10,399,689	–	22,945,469
Education Services	5,386,342	–	–	5,386,342
Food Products	6,193,041	–	–	6,193,041
General Merchandise Stores	4,102,816	–	–	4,102,816
Health Care Providers & Services	21,228,017	–	–	21,228,017
Hotels, Restaurants & Leisure	–	–	7,504,035	7,504,035
Industrial Conglomerates	38,972,666	–	–	38,972,666
Insurance	24,464,934	–	–	24,464,934
IT Services	12,902,294	–	–	12,902,294
Life Science Tools & Services	16,476,605	–	–	16,476,605
Machinery	10,186,403	–	–	10,186,403
Marine	21,287,123	–	–	21,287,123
Media	14,367,017	–	–	14,367,017
Oil, Gas & Consumable Fuels	9,504,381	–	–	9,504,381
Real Estate Management & Development	4,511,711	–	–	4,511,711
Road & Rail	7,380,173	–	–	7,380,173
Semiconductors & Semiconductor Equipment	11,676,008	–	–	11,676,008
Specialty Retail	7,588,254	–	–	7,588,254
Total Common Stocks	$297,961,797	$10,399,689	$7,504,035	$315,865,521
Warrants	$–	$3,841,775	$–	$3,841,775
Call Options Purchased	–	783,755	–	783,755
Put Options Purchased	–	1,875,095	–	1,875,095
Short-Term Investments	11,906,269	–	–	11,906,269
Preferred Stocks	1,095,616	–	–	1,095,616
Investments Purchased With Proceeds From Securities Lending Collateral	17,372,695	–	–	17,372,695
Total Investments in Securities	$30,374,580	$6,500,625	$–	$36,875,205

Call Options Written	$–	$19,500	$–	$19,500
Put Options Written	–	177,575	–	177,575
Total Options Written	$–	$197,075	$–	$197,075

Forward Foreign Currency Contracts#
Unrealized appreciation	–	483,742	–	483,742
Unrealized depreciation	–	(741,561)	–	(741,561)
Total Investments in Other Financial Instruments	$–	$(257,819)	$–	$(257,819)

# Other Financial Instruments are derivative instruments (forward currency contracts), which are valued at the unrealized appreciation (depreciation) on the investments.

Transfers between levels are determined as of the end of the reporting period. It is the Fund’s policy to recognize transfers at the value as of the beginning of the period. Below are the transfers between Levels 1, 2 and 3 during the reporting period from January 1, 2016 to September 30, 2016.

Description				Investments in Securities
Transfers into Level 1				$5,700,151
Transfers out of Level 1				-
Net transfers in and/or out of Level 1				$5,700,151

Transfers into Level 2				-
Transfers out of Level 2				(5,700,151)
Net transfers in and/or out of Level 2				$(5,700,151)

Transfers between Level 1 and Level 2 were made due to an increase or decrease in the level of inputs utilized for such securities in accordance with the fair value hierarchy.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Common Stocks
Balance as of January 1, 2016	$-
Purchases	7,508,864
Sales proceeds and paydowns	-
Accreted discounts, net	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(4,829)
Transfers into/(out of) Level 3	-
Balance as of September 30, 2016	$7,504,035
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at September 30, 2016.	$(4,829)

The following provides information regarding the valuation techniques, inputs used, and other information related to the fair value of Level 3 investments as of September 30, 2016.

Type of Security	Fair Value at 9/30/2016	Valuation Techniques	Unobservable Input	Range	Impact to Valuation from an Increase in Input
Common Stocks	$7,504,035	Average Cost	Historical costs	0.30 € - 0.31 €	Increase

Based on the above valuation techniques, if the cost were to increase it would cause the fair value of the position to increase. Based on the above valuation techniques, if the cost were to decrease it would cause the fair value of the position to decrease.

Option Writing. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The number of option contracts written and premiums received during the nine months ended September 30, 2016 were as follows:

		Written Options
		Number of Contracts	Premiums Received
Options outstanding, beginning of period		-	$-
Options purchased/written		2,890	284,027
Options closed		-	-
Options exercised		-	-
Options expired		(100)	(2,921)
Options outstanding, end of period		2,790	$281,106

The average quarterly value outstanding of purchased options during the period ended September 30, 2016 were as follows:

Long Postions
Purchased Options	$1,603,226

FORWARD FOREIGN CURRENCY CONTRACTS at September 30, 2016 (Unaudited)
As of September 30, 2016, the Fund had the following forward currency contracts outstanding:

Currency to be Received	Amount of Currency to be Received	Settlement Date	Currency to be Delivered	Amount of Currency to be Delivered	Fair Value	Net Unrealized Appreciation (Depreciation)
USD	173,830,816	12/13/2016	EUR	154,160,000	$173,781,756	$49,060	(a)
USD	9,717,467	12/13/2016	JPY	985,700,000	9,752,908	(35,440)	(a)
USD	28,822,854	12/13/2016	NOK	236,000,000	29,526,007	(703,153)	(b)
USD	20,466,377	12/13/2016	SEK	172,200,000	20,150,068	316,309	(a)
USD	6,040,468	12/13/2016	SGD	8,135,000	5,967,226	73,242	(a)
EUR	7,700,000	12/13/2016	USD	8,642,557	8,680,070	37,513	(a)
JPY	65,800,000	12/13/2016	USD	643,773	651,051	7,278	(a)
SEK	22,700,000	12/13/2016	USD	2,659,220	2,656,252	(2,968)	(a)
SGD	930,000	12/13/2016	USD	681,838	682,178	340	(a)
Net Value of Outstanding Forward Currency Contracts					$251,847,516	$(257,819)

EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollars

(a) Counterparty: forward foreign currency contracts outstanding with Bank of New York Mellon.
(b) Counterparty: forward foreign currency contracts outstanding with Morgan Stanley.

Item 2. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore   Evermore Funds Trust

By (Signature and Title)*  /s/Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date   11/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date    11/7/16

   By (Signature and Title)*  /s/Bart Tesoriero
Bartholomew Tesoriero, Chief Financial Officer

Date    11/7/16

* Print the name and title of each signing officer under his or her signature.